Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-34153
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	25 Wilton Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
Title of 12(b) Security	Class A common shares, par value of $0.01 per share
Trading Symbol	GSL
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	36,464,109
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1387
Auditor Name	PricewaterhouseCoopers S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 Wilton Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
City Area Code	+ 44 (0)
Local Phone Number	20 3998 0063
Contact Personnel Name	Ian J. Webber